Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests.
Summarised financial information for non-controlling interests following summarised financial information, for Acerta Pharma B.V. and its subsidiaries, is presented on a stand-alone basis since the acquisition date, and before the impact of Group-related adjustments, some of which are incorporated into this calculation of the loss attributable to the non-controlling interests:

	2018	2017	2016
	$m	$m	$m
Total Revenue	–	–	–
(Loss)/profit after tax	(9)	412	(212)
Other comprehensive income	–	–	–
Total comprehensive (loss)/income	(9)	412	(212)

	2018	2017	2016
	$m	$m	$m
Non-current assets	16	3	73
Current assets	526	904	79
Total assets	542	907	152
Current liabilities	(63)	(417)	(171)
Total liabilities	(63)	(417)	(171)
Net assets/(liabilities)	479	490	(19)

	2018	2017	2016
	$m	$m	$m
Net cash inflow/(outflow) from operating activities	7	5	(223)
Net cash (outflow)/inflow from investing activities	(4)	–	139
Increase/(decrease) in cash and cash equivalents in the year	3	5	(84)